PROPERTY AND EQUIPMENT (Narrative) (Details) (USD $)	12 Months Ended		154 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Depreciation	$ 934,518	$ 900,540	$ 3,276,732